Taxes - Current and deferred income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ (202)	$ (234)	$ (103)
Deferred tax (expense)/income	(122)	307	486
Total income tax (expense)/income	(324)	73	383
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(34)	(77)	(8)
Deferred tax (expense)/income	(246)	78	7
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(168)	(157)	(95)
Deferred tax (expense)/income	$ 124	$ 229	$ 479